Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	Over the term of the lease or life of the asset, whichever is shorter
Minimum [Member] | Computer Software and Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (In Years)	3 years
Minimum [Member] | Machinery and Equipment, Automobile, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (In Years)	5 years
Maximum [Member] | Computer Software and Office and Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (In Years)	5 years
Maximum [Member] | Machinery and Equipment, Automobile, Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives (In Years)	10 years